CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 1,587,144	$ 2,378,281	$ 12,682,330	$ 7,452,129
Cost of goods sold	1,506,212	2,468,914	9,134,997	5,697,351
Gross profit	80,932	(90,633)	3,547,333	1,754,778
Operating expenses
Selling, General and administrative expense	289,330	318,316	1,150,927	1,354,749
Research and development cost	66,323	131,088	708,754	609,742
Total operating expenses	355,653	449,404	1,859,681	1,964,491
Income (Loss) from operations	(274,721)	(540,037)	1,687,652	(209,713)
Non-operating income (expense)
Interest expense	(130,402)	(149,487)	(653,114)	(413,165)
Other Income	128,970	(95,964)	213,315	230,635
Total non-operating income (expenses), net	(1,432)	(245,451)	(439,799)	(182,530)
Income (Loss) before income taxes	(276,153)	(785,488)	1,247,853	(392,243)
Income taxes
Net income (loss)	(276,153)	(785,488)	1,247,853	(392,243)
Less: income (loss) attributable to noncontrolling interest	(63,489)	(197,821)	303,220	(67,530)
Net income (loss) to ESG Inc.	(212,664)	(587,667)	944,633	(324,713)
Other comprehensive item
Foreign currency translation gain (loss) attributable to the Company	291,886	(159,580)	(281,064)	(281,616)
Foreign currency translation gain (loss) attributable to noncontrolling interest	99,802	(54,564)	(96,102)	(96,291)
Comprehensive income (loss) attributable to the Company	79,222	(747,247)	663,569	(606,329)
Comprehensive income (loss) attributable to noncontrolling interest	$ 36,313	$ (252,385)	$ 207,118	$ (163,821)
Net income (loss) per share - basic	$ (0.01)	$ (0.02)	$ 0.04	$ (0.02)
Net income (loss) per share - diluted	$ (0.01)	$ (0.02)	$ 0.04	$ (0.02)
Weighted average shares outstanding - basic	25,899,468	25,899,468	25,899,468	25,899,468
Weighted average shares outstanding - diluted	25,899,468	25,899,468	25,899,468	25,899,468